Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	SA Rand
Figures in million	2021	2020
Goodwill	333	520
Technology-based assets	32	16
Total intangible assets	365	536

Schedule of Reconciliation of Intangible Assets
The movement in goodwill is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning and end of year	2 675	2 675
Accumulated amortisation and impairments
Balance at beginning of year	2 155	2 155
Impairment[1]	187	—
Balance at end of year	2 342	2 155
Net carrying value	333	520
The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	31	218
Moab Khotsong	302	302
Net carrying value	333	520
1    In 2021 R187 million impairment on goodwill was recorded for Bambanani as the carrying value exceeded the recoverable amount. In 2020 no impairment on goodwill was recorded as the recoverable amounts exceeded the carrying values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.
16     INTANGIBLE ASSETS continued
Technology-based assets
The movement in technology-based assets is as follows:

	SA Rand
Figures in million	2021	2020
Cost
Balance at beginning of year	47	39
Additions	21	8
Balance at end of year	68	47

	SA Rand
Figures in million	2021	2020
Accumulated amortisation and impairments
Balance at beginning of year	31	26
Amortisation charge	5	5
Balance at end of year	36	31
Net carrying value	32	16